Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Property, plant and equipment

14.Property, plant and equipment

							Total
	Towers			Furniture and		Capital	(excluding	Right-
	and tower	Fiber	Land and	office	Motor	work in	right-of-use	of-use
	equipment	assets	buildings	equipment	vehicles	progress	asset)	asset
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2021	2,660,120	—	47,436	18,169	20,148	74,646	2,820,519	549,594
Additions during the year	20,995	—	825	5,056	6,012	224,479	257,367	113,722
Additions through business combinations (note 31)***	77,142	233,809	968	93	—	5,495	317,507	41,709
Reclassification	124,548	23,241	5,999	—	—	(153,788)	—	—
Transfer from advance payments	111,439	7,862	4,112	—	—	3,959	127,372	—
Disposals*	(21,359)	—	—	(82)	(1,825)	—	(23,266)	(18,872)
Effects of movement in exchange rates	(143,357)	(14,222)	(3,072)	(1,038)	(877)	(8,438)	(171,004)	(35,649)
At December 31, 2021	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504

At January 1, 2022	2,829,528	250,690	56,268	22,198	23,458	146,353	3,328,495	650,504
Additions during the year****	(20,994)	70,905	1,489	7,453	6,961	350,512	416,326	100,832
Additions through business combinations (note 31)***/*****	266,110	—	885	—	—	—	266,995	478,602
Reclassification	176,625	10,991	1,992	4,231	—	(193,839)	—	—
Transfer from advance payments	100,578	16,412	6,754	33	—	2,008	125,785	—
Disposals*	(239,350)	—	—	(459)	(1,286)	—	(241,095)	(17,755)
Effects of movement in exchange rates*****	(150,930)	15,184	(3,802)	(1,148)	(1,856)	(17,876)	(160,428)	(47,003)
At December 31, 2022*****	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180

At January 1, 2023	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180
Additions during the year****	64,165	32,293	3,017	3,775	4,481	351,362	459,093	123,281
Additions through business combinations (note 31)***	5,576	—	—	—	—	—	5,576	—
Reclassification	208,363	81,929	5,210	(2,300)	337	(293,539)	—	—
Transfer from advance payments	67,978	2,529	2,164	—	—	16,643	89,314	—
Disposals*	(122,022)	(35,575)	—	(1,743)	(2,216)	—	(161,556)	(52,271)
Effects of movement in exchange rates	(880,175)	3,431	(34,697)	(7,589)	(10,497)	(148,759)	(1,078,286)	(117,853)
Reclassified to assets held for sale	(111,551)	—	—	(52)	—	(127)	(111,730)	(1,347)
At December 31, 2023	2,193,901	448,789	39,280	24,399	19,382	212,738	2,938,489	1,116,990

Accumulated depreciation and impairment
At January 1, 2021	1,352,192	—	1,728	14,291	14,268	—	1,382,479	81,464
Charge for the year**	272,068	5,366	296	3,806	2,902	—	284,438	60,685
Impairment/(reversal of impairment)	48,391	—	(318)	—	—	—	48,073	2,797
Disposals*	(14,660)	—	—	(73)	(1,816)	—	(16,549)	(8,634)
Effects of movement in exchange rates	(82,676)	(12)	(69)	(867)	(583)	—	(84,207)	(6,459)
At December 31, 2021	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853

At January 1, 2022	1,575,315	5,354	1,637	17,157	14,771	—	1,614,234	129,853
Charge for the year**	268,999	54,152	315	5,800	4,610	—	333,876	88,615
Impairment	34,702	201	—	—	—	—	34,903	3,151
Disposals*	(234,117)	—	—	(301)	(1,272)	—	(235,690)	(13,237)
Effects of movement in exchange rates*****	(83,573)	(675)	(119)	(1,219)	(1,100)	—	(86,686)	(8,221)
At December 31, 2022*****	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161

At January 1, 2023	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161
Charge for the year**	216,776	65,246	358	4,173	4,017	—	290,570	95,895
Impairment	85,567	464	—	—	—	—	86,031	1,663
Disposals*	(120,503)	(34,506)	—	(1,723)	(2,141)	—	(158,873)	(23,920)
Effects of movement in exchange rates	(587,037)	6,143	(958)	(4,826)	(6,135)	—	(592,813)	(43,018)
Reclassified to assets held for sale	(87,290)	—	—	(8)	—	—	(87,298)	(700)
At December 31, 2023	1,068,839	96,379	1,233	19,053	12,750	—	1,198,254	230,081

Net book value
At December 31, 2021	1,254,213	245,336	54,631	5,041	8,687	146,353	1,714,261	520,651

At December 31, 2022***	1,400,241	305,150	61,753	10,871	10,268	287,158	2,075,441	965,019

At December 31, 2023	1,125,062	352,410	38,047	5,346	6,632	212,738	1,740,235	886,909

*The disposals value of right-of-use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.

**The charge for the period does not agree to the charge in the consolidated statement of income/(loss) and other comprehensive income/(loss) due to the indirect taxes benefit of $1.3 million (2022: $0.9 million, 2021: $0.4 million) in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.

***Includes subsequent asset acquisitions on business combination transactions.

****Includes net movements in assets relating to the decommissioning and site restoration provision.

*****Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

Capital work-in-progress comprises mainly of tower and tower equipment still under construction and not yet available for use. The Group transfers such assets to the appropriate class once they are available for use. There were no qualifying borrowing costs capitalized during the year.

The impairment in the year ended December 31, 2023 includes $71.0 million from power equipment assets in the SSA segment being classified as assets held for sale and remeasured at fair value less cost to sell. The sale of the assets is expected to be concluded within the next 12 months. Assets are not depreciated while they are classified as held for sale. The impairment in the year ended December 31, 2022 is primarily driven by the rationalization program agreed with a Key Customer which resulted in the impairment of the related Towers. It was determined that the recoverable amounts were nil and therefore their carrying amounts were written down to the recoverable amount. The impairment losses have been recognized in cost of sales in the consolidated statement of loss and other comprehensive income/(loss). The impairment in the year ended December 31, 2021 relates to towers on certain sites made dormant following the consolidation of customer equipment between sites, such towers being no longer in use and with no installed customer equipment.

(i)	Depreciation expense has been included in cost of sales and administrative expenses in the statement of income and other comprehensive income as below:

	2023	2022	*	2021
	$'000	$'000		$'000

Cost of sales (note 7)	373,889	411,579		330,799
Administrative expense (note 8)	11,314	9,995		13,917
	385,203	421,574		344,716

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

(ii)	Analysis of right of use assets

The carrying value of right of use assets at December 31, 2023 are comprised of vehicles of $2.4 million (2022: $3.5 million, 2021: $1.8 million) and land and building assets, the majority being leased land on which our towers are situated.